STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Investments at fair value (Note 3 and 4)	$ 2,357,695,866	$ 2,137,837,408
Investments at contract value (Note 4)	135,770,716	146,945,981
Plan interest in Master Trust	2,493,466,582	2,284,783,389
Notes receivable from participants	13,869,800	14,544,800
Employer contribution receivable	6,221,669	5,684,977
Total receivables	20,091,469	20,229,777
NET ASSETS AVAILABLE FOR BENEFITS	$ 2,513,558,051	$ 2,305,013,166